Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories
Inventories consist of the following:

	As of December 31,
	2013	2012
In millions
Raw materials and supplies	$114.7	$89.1
Goods and work-in-process	98.8	109.1
Finished goods	34.9	49.6
Total inventories	$248.4	$247.8